UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Capital Inc.
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28-6444
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   8/13/99
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              58
                                            -----------------------

Form 13F Information Table Value Total:      $       908,199
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

                        EnTrust Capital Inc.- 13F 6/30/99

NAME OF ISSUER                  TITLE OF CLASS        CUSIP        MARKET VALUE     SHARES/PRN AMT
--------------                  --------------        -----        ------------     --------------
                                                                   * 1000
                                                                   ------
AMC ENTERTAINMENT INC           COMMON STOCK          001669100       17715           920276 SH
AT&T CORP                       COMMON STOCK          001957109         336             6024 SH
AT&T CORP LIBERTY MEDIA GROUP   COMMON STOCK          001957208       87085          2369655 SH
AMERICAN STANDARD COMPANIES     COMMON STOCK          029712106       27871           580651 SH
ASPECT TELECOMMUNICATIONS CORP  COMMON STOCK          045237104         751            77000 SH
ASSOCIATES FIRST CAPITAL CORP   COMMON STOCK          046008108        2206            49984 SH
AURORA FOODS INC                COMMON STOCK          05164B106       21772          1244120 SH
BERKSHIRE HATHAWAY INC-DEL      COMMON STOCK          084670108        8681              126 SH
BERKSHIRE HATHAWAY INC-DEL      COMMON STOCK          084670207         240              107 SH
BERKSHIRE HATHAWAY INC DEL      CONVERTIBLE BONDS     084670AF5         507           313000 PRN
BIG FLOWER HOLDINGS INC         COMMON STOCK          089159107      117990          3701644 SH
BIG FLOWER HOLDINGS INC         CALL                  0891599GE         638            20000 SH
***BRITISH TELECOMMUNICATIONS   COMMON STOCK          111021408         257             1500 SH
BUCKEYE PARTNERS L P            COMMON STOCK          118230101         275            10000 SH
CHASE MANHATTAN CORP NEW        COMMON STOCK          16161A108         390             4510 SH
CITIGROUP INC                   COMMON STOCK          172967101       70923          1493125 SH
CITRIX SYSTEMS INC              COMMON STOCK          177376100         281             4974 SH
COCA-COLA CO                    COMMON STOCK          191216100        1251            20170 SH
CRESTLINE CAPITAL CORP          COMMON STOCK          226153104        1029            61225 SH
WALT DISNEY CO HOLDING CO       COMMON STOCK          254687106       10201           331073 SH
ESC MEDICAL SYSTEMS LTD         CONVERTIBLE BONDS     269025AB8         133           200000 PRN
FREDDIE MAC-VOTING COMMON       COMMON STOCK          313400301         766            13200 SH
FANNIE MAE                      COMMON STOCK          313586109        7175           105135 SH
FINOVA GROUP INC                COMMON STOCK          317928109       32603           619525 SH
FINOVA FINANCE TRUST-TRUST      PREFERRED STOCK       31808E211         446             6400 SH
FORD MOTOR CO                   COMMON STOCK          345370100         794            14076 SH
GARTNER GROUP INC NEW-CL A      COMMON STOCK          366651107       15780           769767 SH
GENESCO INC                     COMMON STOCK          371532102       25256          1734315 SH
GENESCO INC                     CONVERTIBLE BONDS     371532AL6         230           250000 PRN
GOLDEN STATE BANCORP INC        COMMON STOCK          381197102       45772          2034315 SH
GOLDMAN SACHS GROUP INC         COMMON STOCK          38141G104         419             5800 SH
HEALTHCARE FINANCIAL PARTNERS   COMMON STOCK          42219W108       59465          1736198 SH
IMS HEALTH INC                  COMMON STOCK          449934108         244             7800 SH
JOHNSON & JOHNSON               COMMON STOCK          478160104         377             3850 SH
KINDER MORGAN ENERGY PARTNERS   COMMON STOCK          494550106         360             9730 SH
MBNA CORP                       COMMON STOCK          55262L100       62411          2037911 SH
MCI WORLDCOM INC                COMMON STOCK          55268B106         437             5072 SH
MEDICAL CARE INTL INC SUB DEB   CONVERTIBLE BONDS     584505AC5         300           350000 PRN
MERCK & CO INC                  COMMON STOCK          589331107         788            10700 SH
MERRILL LYNCH & CO INC          COMMON STOCK          590188108        2008            25257 SH
MICROSOFT CORP                  COMMON STOCK          594918104        1326            14700 SH
MORGAN STANLEY DEAN WITTER      COMMON STOCK          617446448         898             8755 SH
NABORS INDUSTRIES INC           COMMON STOCK          629568106       28158          1155206 SH
***NEWCOURT CREDIT GROUP INC    FOREIGN COMMON STOCK  650905102        1231            95114 SH
NIELSEN MEDIA RESEARCH INC      COMMON STOCK          653929307         360            12294 SH
PARAMETRIC TECHNOLOGY CORP      COMMON STOCK          699173100       28690          2067769 SH
REGIS CORP-MINN                 COMMON STOCK          758932107       25569          1332577 SH
SCHERING PLOUGH CORP            COMMON STOCK          806605101         205             3905 SH
***SHAW COMMUNICATIONS INC      COMMON STOCK          82028K200       20965           527413 SH
SILGAN HOLDINGS INC             COMMON STOCK          827048109         385            19350 SH
STARWOOD HOTELS & RESORTS       COMMON STOCK          85590A203       35194          1151546 SH
***TELECOMUNICACOES BRASILEI-   COMMON STOCK          879287100          10           165240 SH
***TELECOMINICAOES BRASILEIRAS  COMMON STOCK          879287308       14341           159339 SH
TELESPECTRUM WORLDWIDE INC      COMMON STOCK          87951U109         233            30000 SH
UNITED HEALTHCARE CORP          COMMON STOCK          910581107         313             5000 SH
***VODAFONE AIRTOUCH PLC        COMMON STOCK          92857T107       45136           229115 SH
JOHN WILEY & SONS INC CL A      COMMON STOCK          968223206        3793           215200 SH
***SBS BROADCASTING SA          FOREIGN COMMON STOCK  L8137F102       75231          2332755 SH

                                                                     908199                     No. of Other Managers 0

Table continued...

NAME OF ISSUER                    SH/PRN  PUT       INVESTMENT      MANAGERS    SOLE       SHARED     NONE
--------------                    ------  ---       ----------      --------    ----       ------     ----
                                          /CALL     Discretion
                                          -----     ----------
AMC ENTERTAINMENT INC                               DEFINED                                672711     247565
AT&T CORP                                           DEFINED                                  6024
AT&T CORP LIBERTY MEDIA GROUP                       DEFINED                               1722203     647452
AMERICAN STANDARD COMPANIES                         DEFINED                                422871     157780
ASPECT TELECOMMUNICATIONS CORP                      DEFINED                                 77000
ASSOCIATES FIRST CAPITAL CORP                       DEFINED                                 47584       2400
AURORA FOODS INC                                    DEFINED                                916905     327215
BERKSHIRE HATHAWAY INC-DEL                          DEFINED                                    86         40
BERKSHIRE HATHAWAY INC-DEL                          DEFINED                                    53         54
BERKSHIRE HATHAWAY INC DEL                          DEFINED                                313000
BIG FLOWER HOLDINGS INC                             DEFINED                               2845336     856308
BIG FLOWER HOLDINGS INC                  CALL       DEFINED                                 20000
***BRITISH TELECOMMUNICATIONS                       DEFINED                                  1500
BUCKEYE PARTNERS L P                                DEFINED                                 10000
CHASE MANHATTAN CORP NEW                            DEFINED                                  4510
CITIGROUP INC                                       DEFINED                               1057298     435827
CITRIX SYSTEMS INC                                  DEFINED                                  4974
COCA-COLA CO                                        DEFINED                                 20170
CRESTLINE CAPITAL CORP                              DEFINED                                 54925       6300
WALT DISNEY CO HOLDING CO                           DEFINED                                240548      90525
ESC MEDICAL SYSTEMS LTD                             DEFINED                                200000
FREDDIE MAC-VOTING COMMON                           DEFINED                                 13200
FANNIE MAE                                          DEFINED                                105135
FINOVA GROUP INC                                    DEFINED                                452245     167280
FINOVA FINANCE TRUST-TRUST                          DEFINED                                  6400
FORD MOTOR CO                                       DEFINED                                 14076
GARTNER GROUP INC NEW-CL A                          DEFINED                                570924     198843
GENESCO INC                                         DEFINED                               1357545     376770
GENESCO INC                                         DEFINED                                250000
GOLDEN STATE BANCORP INC                            DEFINED                               1515680     518635
GOLDMAN SACHS GROUP INC                             DEFINED                                  4700       1100
HEALTHCARE FINANCIAL PARTNERS                       DEFINED                               1295612     440586
IMS HEALTH INC                                      DEFINED                                  7800
JOHNSON & JOHNSON                                   DEFINED                                  3850
KINDER MORGAN ENERGY PARTNERS                       DEFINED                                  9730
MBNA CORP                                           DEFINED                               1543785     494126
MCI WORLDCOM INC                                    DEFINED                                  5072
MEDICAL CARE INTL INC SUB DEB                       DEFINED                                350000
MERCK & CO INC                                      DEFINED                                  2100       8600
MERRILL LYNCH & CO INC                              DEFINED                                 23232       2025
MICROSOFT CORP                                      DEFINED                                  8200       6500
MORGAN STANLEY DEAN WITTER                          DEFINED                                  8045        710
NABORS INDUSTRIES INC                               DEFINED                                857391     297815
***NEWCOURT CREDIT GROUP INC                        DEFINED                                 83355      11759
NIELSEN MEDIA RESEARCH INC                          DEFINED                                  6896       5398
PARAMETRIC TECHNOLOGY CORP                          DEFINED                               1531179     536590
REGIS CORP-MINN                                     DEFINED                                966972     365605
SCHERING PLOUGH CORP                                DEFINED                                  2265       1640
***SHAW COMMUNICATIONS INC                          DEFINED                                389528     137885
SILGAN HOLDINGS INC                                 DEFINED                                 19350
STARWOOD HOTELS & RESORTS                           DEFINED                                853579     297967
***TELECOMUNICACOES BRASILEI-                       DEFINED                                118705      46535
***TELECOMINICAOES BRASILEIRAS                      DEFINED                                116645      42694
TELESPECTRUM WORLDWIDE INC                          DEFINED                                 30000
UNITED HEALTHCARE CORP                              DEFINED                                             5000
***VODAFONE AIRTOUCH PLC                            DEFINED                                167588      61527
JOHN WILEY & SONS INC CL A                          DEFINED                                206400       8800
***SBS BROADCASTING SA                              DEFINED                               1768962     563793

